Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,502.59
Total Transaction Valuation	83,291,779.32
Total Offset Amount	7,645.42
Net Fee	$ 3,857.17
Offering Table N/A
Offset Table N/A